INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 93.1%

SECURITY                                        SHARES           VALUE
-----------------------------------------------------------------------------
Advertising -- 2.6%
-----------------------------------------------------------------------------
Cheil Communication, Inc.(1)                         12,750      $  1,272,976
Getty Images, Inc.(2)                                86,300         1,555,126
-----------------------------------------------------------------------------
                                                                 $  2,828,102
-----------------------------------------------------------------------------
Aerospace and Defense -- 5.1%
-----------------------------------------------------------------------------
General Dynamics Corp.                               23,800      $  1,871,632
Lockheed Martin Corp.                                20,500         1,298,060
Northrop Grumman Corp.                               15,800         1,940,240
Raytheon Company                                     14,500           507,500
-----------------------------------------------------------------------------
                                                                 $  5,617,432
-----------------------------------------------------------------------------
Broadcasting -- 10.9%
-----------------------------------------------------------------------------
Clear Channel Communications, Inc.(2)                29,900      $  1,021,982
Cumulus Media, Inc., Class A(2)                      76,900         1,073,524
Granada PLC(1)                                      989,690         1,225,513
Lin TV Corp., Class A(2)                             50,400         1,181,880
Nippon Television Network Corp.(1)                    8,840         1,837,338
Societe Television Francaise 1(1)                    74,120         1,511,523
Television Broadcasts Ltd.(1)                       539,000         1,744,851
Univision Communications, Inc.(2)                    57,300         1,335,090
Westwood One, Inc.(2)                                29,100         1,016,463
-----------------------------------------------------------------------------
                                                                 $ 11,948,164
-----------------------------------------------------------------------------
Business Services -- 2.2%
-----------------------------------------------------------------------------
Fair, Isaac and Co., Inc.                            38,500      $  1,364,825
Iron Mountain, Inc.(2)                               36,800         1,023,040
-----------------------------------------------------------------------------
                                                                 $  2,387,865
-----------------------------------------------------------------------------
Business Services - Miscellaneous -- 3.0%
-----------------------------------------------------------------------------
Dun & Bradstreet Corp.(2)                            56,400      $  1,990,356
First Data Corp.                                     37,600         1,306,600
Rhapsody Ltd.-Musiclegal.Com(2)(3)                      750                 0
-----------------------------------------------------------------------------
                                                                 $  3,296,956
-----------------------------------------------------------------------------
Commercial Services & Supplies -- 7.3%
-----------------------------------------------------------------------------
Automatic Data Processing, Inc.                      23,100      $    872,487
Concord EFS, Inc.(2)                                 47,900           977,639
Sindo Ricoh Co.(1)                                   85,010         4,027,126
SECURITY                                        SHARES           VALUE
-----------------------------------------------------------------------------

Commercial Services & Supplies (continued)
-----------------------------------------------------------------------------
St. Ives PLC(1)                                     416,930      $  2,081,238
-----------------------------------------------------------------------------
                                                                 $  7,958,490
-----------------------------------------------------------------------------
Computers and Business Equipment -- 2.0%
-----------------------------------------------------------------------------
Dell Computer Corp.(2)                               38,500      $  1,024,870
International Business Machines Corp.                15,800         1,191,004
-----------------------------------------------------------------------------
                                                                 $  2,215,874
-----------------------------------------------------------------------------
Distributors -- 1.4%
-----------------------------------------------------------------------------
Azlan Group PLC(1)(2)                               842,290      $  1,551,449
-----------------------------------------------------------------------------
                                                                 $  1,551,449
-----------------------------------------------------------------------------
Diversified Financials -- 3.0%
-----------------------------------------------------------------------------
Federated Investors, Inc., Class B                   36,300      $  1,059,960
Legg Mason, Inc.                                     18,000           868,860
Moody's Corp.                                        27,400         1,323,968
-----------------------------------------------------------------------------
                                                                 $  3,252,788
-----------------------------------------------------------------------------
Diversified Telecommunication Services -- 4.2%
-----------------------------------------------------------------------------
BT Group PLC(1)                                     438,000      $  1,355,917
Harris Corp.                                         42,700         1,364,265
KT Corp. ADR(1)                                      82,907         1,882,818
-----------------------------------------------------------------------------
                                                                 $  4,603,000
-----------------------------------------------------------------------------
Electronic Equipment & Instruments -- 3.1%
-----------------------------------------------------------------------------
Novellus System, Inc.(2)                             25,600      $    626,176
Sony Corp.(1)                                        64,000         2,787,649
-----------------------------------------------------------------------------
                                                                 $  3,413,825
-----------------------------------------------------------------------------
Entertainment -- 1.5%
-----------------------------------------------------------------------------
The Walt Disney Co.                                  32,500      $    509,600
Viacom, Inc., Class A(2)                             26,500         1,078,550
-----------------------------------------------------------------------------
                                                                 $  1,588,150
-----------------------------------------------------------------------------
Film Production -- 1.8%
-----------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.(1)                         66,000      $  2,012,890
-----------------------------------------------------------------------------
                                                                 $  2,012,890
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                        SHARES           VALUE
-----------------------------------------------------------------------------
Health Care Equipment and Supplies -- 1.2%
-----------------------------------------------------------------------------
Given Imaging Ltd.(2)                               120,500      $  1,354,420
-----------------------------------------------------------------------------
                                                                 $  1,354,420
-----------------------------------------------------------------------------
Health Care Providers & Services -- 1.1%
-----------------------------------------------------------------------------
Quest Diagnostics, Inc.(2)                           20,900      $  1,171,445
-----------------------------------------------------------------------------
                                                                 $  1,171,445
-----------------------------------------------------------------------------
Household Durables -- 0.0%
-----------------------------------------------------------------------------
Humax Co., Ltd.(1)                                      297      $      5,955
-----------------------------------------------------------------------------
                                                                 $      5,955
-----------------------------------------------------------------------------
Information Services -- 2.8%
-----------------------------------------------------------------------------
Acxiom Corp.(2)                                      63,300      $  1,117,245
Arbitron, Inc.(2)                                    31,600         1,042,800
Identix, Inc.(2)                                    135,544           853,927
-----------------------------------------------------------------------------
                                                                 $  3,013,972
-----------------------------------------------------------------------------
Insurance -- 1.2%
-----------------------------------------------------------------------------
MGIC Investment Corp.                                21,400      $  1,288,494
-----------------------------------------------------------------------------
                                                                 $  1,288,494
-----------------------------------------------------------------------------
IT Consulting & Services -- 4.1%
-----------------------------------------------------------------------------
Accenture Ltd., Class A(2)                           72,700      $  1,195,915
Nomura Research Institute, Ltd.(1)                    7,200           911,108
SunGard Data Systems, Inc.(2)                        59,800         1,474,070
Unilog S.A.(1)                                       29,570           959,782
-----------------------------------------------------------------------------
                                                                 $  4,540,875
-----------------------------------------------------------------------------
Multimedia -- 2.3%
-----------------------------------------------------------------------------
Pearson PLC(1)                                      252,993      $  2,514,041
-----------------------------------------------------------------------------
                                                                 $  2,514,041
-----------------------------------------------------------------------------
Pharmaceuticals -- 1.6%
-----------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.(1)                  42,000      $  1,772,779
-----------------------------------------------------------------------------
                                                                 $  1,772,779
-----------------------------------------------------------------------------
Publishing -- 20.0%
-----------------------------------------------------------------------------
E.W. Scripps Co., Class A                            16,200      $  1,151,820
EMAP PLC(1)                                         176,880         1,927,437
SECURITY                                        SHARES           VALUE
-----------------------------------------------------------------------------

Publishing (continued)
-----------------------------------------------------------------------------
Knight-Ridder, Inc.                                  14,500      $    880,585
Lagardere S.C.A.(1)                                  46,750         1,814,564
Lee Enterprises, Inc.                                30,800         1,051,820
McClatchy Co., (The), Class A                        22,200         1,280,940
Mondadori (Arnoldo) Editore S.P.A(1)                274,590         1,632,233
Promotora de Informaciones S.A.
(Prisa)(1)                                          257,740         2,336,031
Reed Elsevier PLC(1)                                210,570         1,880,621
Scholastic Corp.(2)                                  43,600         1,839,048
Trinity Mirror PLC(1)                               421,150         2,542,320
West Australian Newspapers Holdings
Ltd.(1)                                             871,800         2,491,988
Wolters Kluwer N.V.-CVA(1)                           60,650         1,085,127
-----------------------------------------------------------------------------
                                                                 $ 21,914,534
-----------------------------------------------------------------------------
Semiconductor Equipment and Products -- 4.1%
-----------------------------------------------------------------------------
Applied Materials, Inc.(2)                           43,600      $    582,496
Linear Technology Corp.                              35,000           917,700
Microchip Technology, Inc.(2)                        42,700           898,835
Samsung Electronics(1)                                7,650         2,115,590
-----------------------------------------------------------------------------
                                                                 $  4,514,621
-----------------------------------------------------------------------------
Software -- 3.6%
-----------------------------------------------------------------------------
Activision, Inc.(2)                                  41,900      $  1,167,753
Intuit, Inc.(2)                                      15,400           687,302
Microsoft Corp.(2)                                   22,700         1,114,116
THQ, Inc.(2)                                         41,000           947,100
-----------------------------------------------------------------------------
                                                                 $  3,916,271
-----------------------------------------------------------------------------
Specialty Retail -- 2.5%
-----------------------------------------------------------------------------
HMV Group PLC(1)(2)                                 665,400      $  1,431,616
Lexmark International, Inc.(2)                       22,200         1,047,840
Tweeter Home Entertainment Group,
Inc.(2)                                              35,900           258,121
-----------------------------------------------------------------------------
                                                                 $  2,737,577
-----------------------------------------------------------------------------
Wireless Telecommunications Services -- 0.5%
-----------------------------------------------------------------------------
BCE, Inc.                                            29,700      $    539,352
-----------------------------------------------------------------------------
                                                                 $    539,352
-----------------------------------------------------------------------------
Total Common Stocks
   (identified cost $111,004,960)                                $101,959,321
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

COMMERCIAL PAPER -- 5.7%

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------
Asset Security Coop. Corp., 1.78%,
9/23/02                                            $  3,000      $  2,996,589
General Electric Capital Corp., 1.89%,
9/3/02                                                3,289         3,288,482
-----------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $6,285,071)                               $  6,285,071
-----------------------------------------------------------------------------
Total Investments -- 98.8%
   (identified cost $117,290,031)                                $108,244,392
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                           $  1,312,552
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $109,556,944
-----------------------------------------------------------------------------

 (1)  Foreign security.
 (2)  Non-income producing security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
----------------------------------------------------------------------
United States                                    54.3%    $59,531,912
United Kingdom                                   15.1      16,510,152
Japan                                             8.5       9,321,764
Republic of Korea                                 8.5       9,304,465
France                                            3.9       4,285,869
Australia                                         2.3       2,491,988
Spain                                             2.1       2,336,031
Hong Kong                                         1.6       1,744,851
Italy                                             1.5       1,632,233
Netherlands                                       1.0       1,085,127

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $117,290,031)                          $108,244,392
Foreign currency, at value (identified
   cost, $28,661)                               28,870
Receivable for investments sold              1,865,717
Interest and dividends receivable              259,116
Prepaid expenses                                   724
------------------------------------------------------
TOTAL ASSETS                              $110,398,819
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $    709,150
Due to bank                                    120,554
Accrued expenses                                12,171
------------------------------------------------------
TOTAL LIABILITIES                         $    841,875
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $109,556,944
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $118,590,170
Net unrealized depreciation (computed on
   the basis of identified cost)            (9,033,226)
------------------------------------------------------
TOTAL                                     $109,556,944
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $214,896)                              $  1,880,901
Interest                                       257,798
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  2,138,699
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,308,505
Administration fee                             435,900
Trustees' fees and expenses                     12,434
Custodian fee                                  212,752
Legal and accounting services                   32,525
Miscellaneous                                    4,912
------------------------------------------------------
TOTAL EXPENSES                            $  2,007,028
------------------------------------------------------

NET INVESTMENT INCOME                     $    131,671
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(35,717,646)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   (540,018)
------------------------------------------------------
NET REALIZED LOSS                         $(36,257,664)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  5,003,463
   Foreign currency and forward foreign
      currency exchange contracts                4,835
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  5,008,298
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(31,249,366)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(31,117,695)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2002  AUGUST 31, 2001
--------------------------------------------------------------------------
From operations --
   Net investment income                  $       131,671  $       226,047
   Net realized loss                          (36,257,664)     (49,787,298)
   Net change in unrealized
      appreciation (depreciation)               5,008,298      (59,825,145)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (31,117,695) $  (109,386,396)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    58,848,639  $   121,367,133
   Withdrawals                               (123,142,649)    (141,623,470)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   (64,294,010) $   (20,256,337)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (95,411,705) $  (129,642,733)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   204,968,649  $   334,611,382
--------------------------------------------------------------------------
AT END OF YEAR                            $   109,556,944  $   204,968,649
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2002         2001         2000         1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           1.15%        1.11%        1.13%       1.36%       1.44%
   Net investment income
      (loss)                          0.08%        0.08%       (0.13)%     (0.38)%      0.01%
Portfolio Turnover                     107%         160%         173%        131%        157%
---------------------------------------------------------------------------------------------
TOTAL RETURN(1)                     (17.67)%         --           --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $109,557     $204,969     $334,611     $97,262     $53,556
---------------------------------------------------------------------------------------------

 (1) Total return is required to be diclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 G Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2002, $464 credit balances were used to reduce the Portfolio's custodian fee.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2002, the adviser fee was 0.75% of average net assets for such period and amounted to $1,308,505. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2002, the administration fee was 0.25% of average net assets for such period and amounted to $435,900. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $169,734,840 and $217,259,020, respectively, for the year ended August 31, 2002. Realized losses from in-kind withdrawals totaled $3,752,916 for the year ended August 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2002, as computed on a federal income tax basis are as follows:

    AGGREGATE COST                            $117,389,747
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,419,755
    Gross unrealized depreciation              (17,565,110)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (9,145,355)
    ------------------------------------------------------

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   The unrealized appreciation on foreign currency was $12,413.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at August 31, 2002.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2002.

INFORMATION AGE PORTFOLIO AS OF AUGUST 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF INFORMATION AGE PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Information Age Portfolio (the "Portfolio") at August 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 4 , 2002

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and the Information Age Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                            POSITION(S)      TERM OF
         NAME,               WITH THE       OFFICE AND                                              NUMBER OF PORTFOLIOS
       AND DATE              TRUST AND      LENGTH OF            PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH              PORTFOLIO       SERVICE              DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
--------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee of         Since 1998   President and Chief Executive Officer of                 173
DOB: 11/28/59            the Trust                       National Financial Partners (financial
                                                         services company) (since April 1999).
                                                         President and Chief Operating Officer of
                                                         John A. Levin & Co. (registered
                                                         investment adviser) (July 1997 to April
                                                         1999) and a Director of Baker,
                                                         Fentress & Company, which owns John A.
                                                         Levin & Co. (July 1997 to April 1999).
                                                         Ms. Bibliowicz is an interested person
                                                         because of her affiliation with a
                                                         brokerage firm.
James B. Hawkes          Trustee            Trustee of   Chairman, President and Chief Executive                  178
DOB: 11/9/41                                the Trust    Officer of BMR, EVM and their corporate
                                            since        parent, Eaton Vance Corp. (EVC), and
                                            1989; of     corporate trustee, Eaton Vance, Inc.
                                            the          (EV); Director of EV; Vice President and
                                            Portfolio    Director of EVD. President or officer of
                                            since 1995   179 investment companies in the Eaton
                                                         Vance Fund Complex. Mr. Hawkes is an
                                                         interested person because of his
                                                         positions with BMR, EVM and EVC, which
                                                         are affiliates of the Trust and the
                                                         Portfolio.
Hon. Robert Lloyd        Vice President     Vice         Chairman and Chief Executive Officer of                    5
George(2)                and Trustee of     President    Lloyd George Management (B.V. I.)
DOB: 8/13/52             the Portfolio      since        Limited, Lloyd George Management (Hong
                                            1995;        Kong) Limited and Lloyd George
                                            Trustee      Investment (Bermuda) Limited.
                                            since 1996


         NAME,
       AND DATE          OTHER DIRECTORSHIPS
       OF BIRTH                  HELD
-----------------------
Jessica M. Bibliowicz    None
DOB: 11/28/59
James B. Hawkes          Director of EVC
DOB: 11/9/41
Hon. Robert Lloyd        None
George(2)
DOB: 8/13/52

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S)

                          POSITION(S)     TERM OF
         NAME,              WITH THE     OFFICE AND                                              NUMBER OF PORTFOLIOS
       AND DATE            TRUST AND     LENGTH OF            PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH            PORTFOLIO      SERVICE              DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------
Hon. Edward K.Y.         Trustee of the  Since 1996   President of Lingnan University of Hong                    5
Chen(2)                  Portfolio                    Kong. Director of First Pacific Company
DOB: 1/14/45                                          and Asia Satellite Telecommunications
                                                      Holdings Ltd. Board Member of the Mass
                                                      Transit Railway Corporation. Member of
                                                      the Executive Council of the Hong Kong
                                                      Government from 1992-1997.
Donald R. Dwight         Trustee         Trustee of   President of Dwight Partners, Inc.                       178
DOB: 3/26/31                             the Trust    (corporate relations and communications
                                         since        company).
                                         1989; of
                                         the
                                         Portfolio
                                         since 1995
Samuel L. Hayes, III     Trustee         Trustee of   Jacob H. Schiff Professor of Investment                  178
DOB: 2/23/35                             the Trust    Banking Emeritus, Harvard University
                                         since        Graduate School of Business
                                         1989; of     Administration.
                                         the
                                         Portfolio
                                         since 1995
Norton H. Reamer         Trustee         Trustee of   President, Unicorn Corporation (an                       178
DOB: 9/21/35                             the Trust    investment and financial advisory
                                         since        services company) (since September
                                         1989; of     2000). Chairman, Hellman, Jordan
                                         the          Management Co., Inc. (an investment
                                         Portfolio    management company) (since November
                                         since 1995   2000). Advisory Director, Berkshire
                                                      Capital Corporation (investment banking
                                                      firm) (since June 2002). Formerly,
                                                      Chairman of the Board, United Asset
                                                      Management Corporation (a holding
                                                      company owning institutional investment
                                                      management firms) and Chairman,
                                                      President and Director, UAM Funds
                                                      (mutual funds).
Lynn A. Stout            Trustee         Since 1998   Professor of Law, University of                          173
DOB: 9/14/57                                          California at Los Angeles School of Law
                                                      (since July 2001). Formerly, Professor
                                                      of Law, Georgetown University Law
                                                      Center.
Jack L. Treynor          Trustee         Trustee of   Investment Adviser and Consultant.                       170
DOB: 2/21/30                             the Trust
                                         since
                                         1989; of
                                         the
                                         Portfolio
                                         since 1995


         NAME,
       AND DATE          OTHER DIRECTORSHIPS
       OF BIRTH                  HELD
-----------------------
Hon. Edward K.Y.         None
Chen(2)
DOB: 1/14/45
Donald R. Dwight         Trustee/Director of
DOB: 3/26/31             the Royce Funds
                         (mutual funds)
                         consisting of 17
                         portfolios
Samuel L. Hayes, III     Director of
DOB: 2/23/35             Tiffany & Co.
                         (specialty retailer)
                         and Director of
                         Telect, Inc.
                         (telecommunication
                         services company)
Norton H. Reamer         None
DOB: 9/21/35
Lynn A. Stout            None
DOB: 9/14/57
Jack L. Treynor          None
DOB: 2/21/30

EATON VANCE INFORMATION AGE FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                   POSITION(S)                   TERM OF
         NAME,                      WITH THE                    OFFICE AND
       AND DATE                     TRUST AND                   LENGTH OF                  PRINCIPAL OCCUPATION(S)
       OF BIRTH                     PORTFOLIO                    SERVICE                    DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Gregory L. Coleman       Vice President of the Trust      Since 2001               Partner of Atlanta Capital Management
DOB: 10/28/49                                                                      Company, L.L.C. (Atlanta Capital).
                                                                                   Officer of 10 investment companies
                                                                                   managed by EVM or BMR.
Thomas E. Faust Jr.      President of the Trust           Since 2002               Executive Vice President and Chief
DOB: 5/31/58                                                                       Investment Officer of EVM and BMR and
                                                                                   Director of EVC. Officer of 50
                                                                                   investment companies managed by EVM or
                                                                                   BMR.
Martha G. Locke          Vice President of the Portfolio  Since 2001               Vice President of EVM and BMR since
DOB: 6/21/52                                                                       March 1998. Vice President and Senior
                                                                                   Equity Analyst at State Street Global
                                                                                   Advisors (1987-1997). Officer of 5
                                                                                   investment companies managed by EVM or
                                                                                   BMR.
Duncan W. Richardson     President of the Portfolio       Since 2002               Senior Vice President and Chief Equity
DOB: 10/26/57                                                                      Investment Officer of EVM and BMR
                                                                                   Officer of 40 companies managed by EVM
                                                                                   or BMR.
James A. Womack          Vice President of the Trust      Since 2001               Vice President of Atlanta Capital.
DOB: 11/20/68                                                                      Officer of 10 investment companies
                                                                                   managed by EVM or BMR.
Alan R. Dynner           Secretary                        Since 1997               Vice President, Secretary and Chief
DOB: 10/10/40                                                                      Legal Officer of BMR, EVM, EVD and EVC.
                                                                                   Officer of 178 investment companies
                                                                                   managed by EVM or BMR.
William J. Austin Jr.    Treasurer of the Portfolio       Since 2002               Assistant Vice President of EVM and BMR.
D.O.B. 12/27/51                                                                    Officer of 54 investment companies
                                                                                   managed by EVM or BMR.
James L. O'Connor        Treasurer of the Trust           Since 1989               Vice President of BMR, EVM and EVD.
DOB: 4/1/45                                                                        Officer of 100 investment companies
                                                                                   managed by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) The business address of Mr. Lloyd George is 3803 One Exchange Square, Central, Hong Kong and of Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.